As filed with the SEC on August 28, 2007.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2007 – June 30, 2007

Item 1. Schedule of Investments.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At June 30, 2007

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.7%)
U.S. Treasury Note
4.50%, due 05/15/2017 †	$2,470	$2,368
Total U.S. Government Obligations (cost: $2,359)		2,368

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.4%)
Freddie Mac, Series 2631, Class CE
4.25%, due 10/15/2026	2,000	1,947
Total U.S. Government Agency Obligations (cost: $1,960)		1,947

MORTGAGE-BACKED SECURITIES (4.2%)
American Tower Trust, Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	1,305	1,268
Crown Castle Towers LLC, Series 2006-1A, Class C-144A
5.47%, due 11/15/2036	1,700	1,672
SBA CMBS Trust, Series 2006-1A, Class D-144A
5.85%, due 11/15/2036	1,212	1,195
SBA CMBS Trust, Series 2006-1A, Class E-144A
6.17%, due 11/15/2036	540	532
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class H-144A
6.16%, due 10/15/2048 *	1,240	1,169
Total Mortgage-Backed Securities (cost: $5,928)		5,836

CORPORATE DEBT SECURITIES (88.5%)
Aerospace (2.9%)
Boeing Co.
8.75%, due 08/15/2021	2,000	2,534
Embraer Overseas, Ltd., Guaranteed Note
6.38%, due 01/24/2017	1,525	1,495
Agriculture (1.1%)
Michael Foods, Inc.
8.00%, due 11/15/2013	1,500	1,515
Air Transportation (3.3%)
Continental Airlines, Inc., Series B
6.90%, due 04/19/2022	2,000	1,960
FedEx Corp.
9.65%, due 06/15/2012	1,000	1,164
United AirLines, Inc.
6.64%, due 07/02/2022	1,425	1,431
Amusement & Recreation Services (0.7%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	1,000	969
Apparel & Accessory Stores (0.2%)
Claire’s Stores, Inc., Senior Note-144A
10.50%, due 06/01/2017 †	350	319
Automotive (0.3%)
General Motors Corp., Senior Note
7.13%, due 07/15/2013 †	500	469

Automotive Service Stations (0.8%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	1,000	1,055
Beer, Wine & Distilled Beverages (0.5%)
FBG Finance, Ltd.-144A
5.88%, due 06/15/2035	800	705
Beverages (1.0%)
Brown-Forman Corp.
5.20%, due 04/01/2012	1,400	1,372
Business Credit Institutions (2.3%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	2,925	3,118
Business Services (0.6%)
Cardtronics, Inc., Senior Subordinated Note
9.25%, due 08/15/2013	800	818
Chemicals & Allied Products (0.5%)
Mosaic Global Holdings, Inc., Senior Note-144A
7.63%, due 12/01/2016 †	400	409
Reichhold Industries, Inc., Senior Note-144A
9.00%, due 08/15/2014	300	309
Commercial Banks (7.1%)
ACE Cash Express, Inc., Senior Note-144A
10.25%, due 10/01/2014	250	256
Barclays Bank PLC
6.28%, due 12/15/2034 (a) (b)	1,500	1,364
HBOS PLC-144A
5.92%, due 10/01/2015 (a) (b)	1,400	1,313
HSBC Capital Funding LP-144A
10.18%, due 06/30/2030 (a) (b)	1,500	2,100
HSBK Europe BV-144A
7.75%, due 05/13/2013	500	510
ICICI Bank, Ltd., Subordinated Note-144A
6.38%, due 04/30/2022 (b)	920	874
Shinsei Finance Cayman, Ltd.-144A
6.42%, due 07/20/2016 (a) (b)	1,000	972
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	1,396	1,390
ZFS Finance USA Trust I-144A
6.45%, due 12/15/2065 (b)	1,030	999
Communication (4.4%)
Echostar DBS Corp., Senior Note
7.13%, due 02/01/2016	775	758
Intelsat Subsidiary Holding Co., Ltd., Guaranteed Senior Note
8.25%, due 01/15/2013	800	812
Kabel Deutschland GmbH
10.63%, due 07/01/2014	1,000	1,095
News America Holdings
9.25%, due 02/01/2013	2,985	3,454
Department Stores (1.0%)
Neiman-Marcus Group, Inc. (PIK)
9.00%, due 10/15/2015	1,275	1,364
Electric Services (4.7%)
AES Gener SA
7.50%, due 03/25/2014 †	1,500	1,569
Dominion Resources, Inc.
5.69%, due 05/15/2008	1,900	1,902

Empresa Nacional de Electricidad SA/Chile, Series B
8.50%, due 04/01/2009	1,300	1,360
PSEG Funding Trust I
5.38%, due 11/16/2007	1,700	1,698
Electronic Components & Accessories (0.2%)
NXP BV / NXP Funding LLC, Senior Secured Note
7.88%, due 10/15/2014	275	271
Food & Kindred Products (0.2%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021	235	295
Food Stores (0.9%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	1,200	1,209
Gas Production & Distribution (3.3%)
Intergas Finance BV-144A
6.38%, due 05/14/2017	260	249
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	1,500	1,640
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp., Senior Note
8.50%, due 07/15/2016	700	712
Northwest Pipeline
9.00%, due 08/01/2022	175	179
Southern Union Co., Senior Note
6.15%, due 08/16/2008	1,800	1,809
Holding & Other Investment Offices (3.0%)
Healthcare Realty Trust, Inc. REIT, Senior Note
8.13%, due 05/01/2011	1,350	1,452
Hospitality Properties Trust REIT
6.30%, due 06/15/2016	1,968	1,983
Susser Holdings LLC, Senior Note
10.63%, due 12/15/2013	704	764
Hotels & Other Lodging Places (4.4%)
Host Marriott, LP, Senior Note
7.13%, due 11/01/2013	1,500	1,498
Las Vegas Sands Corp.
6.38%, due 02/15/2015	800	761
Park Place Entertainment Corp.
7.00%, due 04/15/2013	1,500	1,571
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	1,500	1,562
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	675	651
Industrial Machinery & Equipment (1.1%)
Cummins Engine Co., Inc.
5.65%, due 03/01/2098	2,000	1,472
Insurance (3.6%)
Metlife, Inc.
6.40%, due 12/15/2036 *	2,230	2,066
Oil Insurance, Ltd.-144A
7.56%, due 06/30/2011 (a) (b)	1,500	1,551
Reinsurance Group of America
6.75%, due 12/15/2065 (b)	1,400	1,364
Legal Services (0.2%)
FTI Consulting, Inc., Senior Note
7.75%, due 10/01/2016	300	306

Lumber & Other Building Materials (0.9%)
CRH America, Inc.
5.30%, due 10/15/2013	770	738
Masonite Corp., Senior Subordinated Note
11.00%, due 04/06/2015 †	550	498
Metal Mining (0.9%)
Freeport-McMoRan Copper & Gold, Inc., Senior Note
8.38%, due 04/01/2017	125	133
Vale Overseas, Ltd, Guaranteed Note
6.25%, due 01/23/2017	1,175	1,165
Mortgage Bankers & Brokers (3.4%)
Galaxy Entertainment Finance Co., Ltd., Senior Note-144A
9.88%, due 12/15/2012	500	538
Glencore Funding LLC-144A
6.00%, due 04/15/2014	1,500	1,472
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (b)	2,000	1,951
MUFG Capital Finance 1, Ltd.
6.35%, due 07/25/2016 (a) (b)	750	737
Motion Pictures (2.9%)
Time Warner, Inc.
9.13%, due 01/15/2013	3,500	4,020
Oil & Gas Extraction (3.6%)
Chesapeake Energy Corp.
6.88%, due 01/15/2016	1,500	1,466
Gazprom International SA-144A
7.20%, due 02/01/2020	572	593
OPTI Canada, Inc., Senior Note-144A
8.25%, due 12/15/2014	1,000	1,015
PetroHawk Energy Corp., Senior Note
9.13%, due 07/15/2013	1,000	1,058
Sabine Pass LNG, LP, Senior Secured Note-144A
7.50%, due 11/30/2016	850	846
Paper & Paper Products (1.6%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	2,000	2,161
Paperboard Containers & Boxes (0.5%)
Graham Packaging Co., Inc., Senior Subordinated Note
9.88%, due 10/15/2014 †	650	657
Personal Credit Institutions (2.2%)
Erac USA Finance Company-144A
6.80%, due 02/15/2008	2,100	2,110
General Motors Acceptance Corp.
5.13%, due 05/09/2008	600	593
SLM Corp.
5.40%, due 10/25/2011	435	398
Primary Metal Industries (0.9%)
Metals USA Holdings Corp., Senior Note-144A
11.36%, due 01/15/2012 *	290	290
PNA Group, Inc., Senior Note-144A
10.75%, due 09/01/2016	375	409
Texas Industries, Inc., Senior Note
7.25%, due 07/15/2013	500	501
Printing & Publishing (0.5%)
RH Donnelley Corp., Senior Note
8.88%, due 01/15/2016	500	520

Valassis Communications, Inc., Senior Note-144A
8.25%, due 03/01/2015	150	146
Radio & Television Broadcasting (1.4%)
AMFM, Inc., Senior Note
8.00%, due 11/01/2008	1,415	1,451
Umbrella Acquistion, Inc.,Senior Note-144A
9.75%, due 03/15/2015 †	500	494
Railroads (2.3%)
BNSF Funding Trust I, Guaranteed Note
6.61%, due 12/15/2055 (b)	1,710	1,562
CSX Corp.
6.75%, due 03/15/2011	1,500	1,550
Real Estate (1.1%)
Colonial Realty, LP
7.00%, due 07/14/2007	1,500	1,501
Restaurants (1.1%)
Aramark Corp., Senior Note-144A
8.50%, due 02/01/2015	1,000	1,018
Sbarro, Inc., Senior Note
10.38%, due 02/01/2015	500	487
Rubber & Misc. Plastic Products (0.4%)
Titan International, Inc., Series WI, Senior Note
8.00%, due 01/15/2012	600	617
Savings Institutions (0.7%)
Sovereign Capital Trust VI, Guaranteed Note
7.91%, due 06/13/2036	875	935
Security & Commodity Brokers (7.1%)
Ameriprise Financial, Inc.
7.52%, due 06/01/2066 (b)	1,305	1,359
E*Trade Financial Corp.
8.00%, due 06/15/2011	1,500	1,538
JP Morgan Chase Capital XVIII
6.95%, due 08/17/2036 *	2,000	2,022
Lazard Group, Senior Note
7.13%, due 05/15/2015	1,250	1,289
Mizuho JGB Investment LLC, Series A-144A
9.87%, due 06/30/2008 (a) (b)	2,800	2,911
Western Union Co. (The)
5.93%, due 10/01/2016	685	668
Stone, Clay & Glass Products (1.0%)
Lafarge SA
7.13%, due 07/15/2036	1,300	1,365
Telecommunications (2.0%)
New Cingular Wireless Services, Inc.
8.13%, due 05/01/2012	1,400	1,539
Verizon Global Funding Corp.
7.75%, due 12/01/2030	1,100	1,232
Transportation & Public Utilities (1.9%)
Hertz Corp., Senior Subordinated Note
10.50%, due 01/01/2016	1,125	1,243
TEPPCO Partners LP
7.00%, due 06/01/2067 (b)	1,500	1,443
Trucking & Warehousing (0.3%)
St. Acquisition Corp., Senior Note-144A
12.50%, due 05/15/2017	400	378

Water Transportation (1.6%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	2,000	2,161
Wholesale Trade Durable Goods (0.4%)
Varietal Distribution Merger Sub, Inc., Senior Note, (PIK)-144A
10.25%, due 07/15/2015	550	550
Wholesale Trade Nondurable Goods (1.5%)
Alliance One International, Inc., Senior Note-144A
8.50%, due 05/15/2012	1,000	1,023
Supervalu, Inc., Senior Note
7.50%, due 11/15/2014	1,000	1,025
Total Corporate Debt Securities (cost: $121,885)		122,173

	Shares	Value
PREFERRED STOCKS (2.1%)
Holding & Other Investment Offices (0.6%)
Tanger Factory Outlet Centers REIT	33,334	845
Savings Institutions (0.8%)
Indymac Bank FSB-144A	40,000	1,005
Telecommunications (0.7%)
Centaur Funding Corp.-144A ‡	852	955
Total Preferred Stocks (cost: $2,671)		2,805

	Principal	Value
SECURITY LENDING COLLATERAL (4.2%)
Debt (4.2%)
Repurchase Agreements (4.2%) ††
Merrill Lynch & Co. 5.34%, dated 06/29/2007 to be repurchased at $3,001 on 07/02/2007	3,000	3,000
Morgan Stanley Dean Witter & Co. 5.43%, dated 06/29/2007 to be repurchased at $2,839 on 07/02/2007	2,838	2,838
Total Security Lending Collateral (cost: $5,838)		5,838

Total Investment Securities (cost: $140,641) #		$140,967

NOTES TO SCHEDULE OF INVESTMENTS:

†	At June 30, 2007, all or a portion of this security is on loan. The value at June 30, 2007, of all securities on loan is $5,680.

*	Floating or variable rate note. Rate is listed as of June 30, 2007.

(a)	The security has a perpetual maturity. The date shown is the next call date.

(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2007.

‡	Non-income producing.

††

Cash collateral for the Repurchase Agreements, valued at $5,984, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 8.38% and 07/15/2007 - 03/14/2036, respectively.

#

Aggregate cost for federal income tax purposes is $141,717. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,281 and $2,031, respectively. Net unrealized depreciation for tax purposes is $750.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities aggregated $34,106 or 24.7% of the net assets of the Fund.

PIK	Payment In-Kind

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer evaluated the registrant’s controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted  by the U.S. Securities and Exchange Commission.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	August 28, 2007

By:	/s/ Joseph Carusone
Principal Financial Officer
Date:	August 28, 2007